Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	NCNA
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	20,809,854,947
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	American Depositary Shares, each representing five thousand Ordinary Shares, nominal value £0.0004 per share
Security Exchange Name	NASDAQ
Entity File Number	001-38215
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	NuCana plc
Entity Address, Address Line Two	3 Lochside Way
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Entity Address, Postal Zip Code	EH12 9DT
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1438
Auditor Location	Edinburgh, United Kingdom
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of NuCana plc (the Company) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and in conformity with U.K. adopted international accounting standards.

Business Contact
Document Information [Line Items]
Contact Personnel Name	Hugh S. Griffith
Entity Address, Address Line One	NuCana plc
Entity Address, Address Line Two	3 Lochside Way
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Local Phone Number	357 1111
City Area Code	131
Entity Address, Postal Zip Code	EH12 9DT